Retirement Savings Plan (Details Narrative) (10-K)	12 Months Ended
Dec. 31, 2019
Postemployment Benefits [Abstract]
Contribution plan description	Employees who have completed at least three months of service, have worked a minimum of 250 hours in a quarter, and have reached age 18 to defer up to 50% of their pay on a pre-tax basis. The Company does not contribute a match to the employees' contribution.
Matches percentage of employer contribution	50.00%